CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of financial position [abstract]
Cash and Balances With The Brazilian Central Bank	R$ 20,148,725	R$ 20,127,364	R$ 19,463,587
Financial Assets Measured At Fair Value Through Profit Or Loss	60,900,466	32,342,306	43,711,800
Debt instruments	3,545,660	3,735,076	3,171,746
Balances With The Brazilian Central Bank	57,354,806	28,607,230	40,540,054
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	98,466,232	57,020,903	68,852,314
Debt instruments	68,520,799	34,885,631	50,066,469
Equity instruments	1,818,276	2,029,470	766,333
Trading derivatives	28,127,157	20,105,802	18,019,512
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	499,720	171,453	917,477
Equity instruments	438,912	171,453	298,297
Loans and advances to customers	60,808		619,180
Financial Assets Measured At Fair Value Through Other Comprehensive Income	109,740,387	96,120,233	85,436,677
Debt instruments	109,668,214	95,962,927	85,395,691
Equity instruments	72,173	157,306	40,986
Financial Assets Measured At Amortized Cost	554,924,796	474,680,904	429,731,475
Loans and amounts due from credit institutions	112,849,776	109,233,128	91,859,759
Loans and advances to customers	393,707,229	326,699,480	301,072,207
Debt instruments	48,367,791	38,748,296	36,799,509
Hedging Derivatives	743,463	339,932	343,934
Non-Current Assets Held For Sale	1,092,909	1,325,335	1,380,231
Investments in Associates and Joint Ventures	1,094,985	1,070,762	1,053,315
Tax Assets	41,063,782	33,599,178	31,565,767
Current	3,082,084	3,304,116	3,885,189
Deferred	37,981,698	30,295,062	27,680,578
Other Assets	7,222,411	5,061,337	4,800,467
Tangible Assets	9,537,111	9,781,957	6,588,975
Intangible Assets	30,766,498	30,595,788	30,018,988
Goodwill	28,360,137	28,375,004	28,378,288
Other intangible assets	2,406,361	2,220,784	1,640,700
TOTAL ASSETS	936,201,485	762,237,452	723,865,007
Liabilities and Stockholders' Equity
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	77,643,290	46,064,669	50,938,992
Trading derivatives	31,835,344	22,229,016	18,243,315
Short positions	45,807,946	23,835,653	32,695,677
Financial Liabilities Measured At Fair Value Through Profit Or Loss	7,038,467	5,319,416	1,946,056
Other Financial Liabilities	7,038,467	5,319,416	1,946,056
Financial Liabilities at Amortized Cost	707,288,791	575,230,401	547,295,169
Deposits from Brazilian Central Bank and deposits from credit institutions	131,656,962	99,271,415	99,022,806
Customer deposits	445,813,972	336,514,597	304,197,800
Marketable debt securities	56,875,514	73,702,474	74,626,232
Subordinated debts	0	0	9,885,607
Debt Instruments Eligible to Compose Capital	13,119,660	10,175,961	9,779,944
Other financial liabilities	59,822,683	55,565,954	49,782,780
Hedging Derivatives	144,594	200,961	223,520
Provisions	13,814,978	16,331,825	14,695,898
Provisions for pensions funds and similar obligations	3,929,265	4,960,620	3,357,654
Provisions for judicial and administrative proceedings, commitments and other provisions	9,885,713	11,371,205	11,338,244
Tax Liabilities	10,130,248	10,960,075	8,074,764
Current	5,583,653	5,419,202	5,043,375
Deferred	4,546,595	5,540,873	3,031,389
Other Liabilities	14,051,245	10,920,944	9,095,148
Total Liabilities	830,111,613	665,028,291	632,269,547
Stockholders' Equity	106,205,067	96,736,290	91,944,333
Share capital	57,000,000	57,000,000	57,000,000
Reserves	40,414,981	34,877,493	30,440,288
Treasury shares	(791,358)	(681,135)	(461,432)
Option for Acquisition of Equity Instrument	0	(67,000)	(1,017,000)
Profit for the year attributable to the Parent	13,418,529	16,406,932	12,582,477
Less: dividends and remuneration	(3,837,085)	(10,800,000)	(6,600,000)
Other Comprehensive Income	(428,080)	(85,710)	(878,863)
Stockholders' Equity Attributable to the Parent	105,776,987	96,650,580	91,065,470
Non - Controlling Interests	312,885	558,581	529,990
Total Stockholders' Equity	106,089,872	97,209,161	91,595,460
Total Liabilities and Stockholders' Equity	R$ 936,201,485	R$ 762,237,452	R$ 723,865,007